Intangible Assets - Summary of Development Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 340,544	₩ 354,448
Development in process	271,693	222,832
Development costs	₩ 612,237	₩ 577,280
Remaining amortaization period	3 years 7 months 6 days	3 years 8 months 12 days
Televisions [member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 21,361	₩ 49,705
Development in process	₩ 21,758	₩ 14,802
Remaining amortaization period	8 months 12 days	9 months 18 days
I T [Member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 66,077	₩ 49,615
Development in process	₩ 25,502	₩ 37,737
Remaining amortaization period	9 months 18 days	8 months 12 days
Mobile and Others [member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 253,106	₩ 255,128
Development in process	₩ 224,433	₩ 170,293
Remaining amortaization period	2 years 4 months 24 days	2 years 8 months 12 days